Property, Equipment, Network Under Construction, and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense on property and equipment	$ 1.5	$ 0.1
Total balances	0.5	16.8
Amortization expense	$ 0.3	$ 0.1